Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Related Parties

Note 19. Transactions with Related Parties

The Bank has entered into transactions with its directors, significant stockholders and their affiliates (related parties). Such transactions were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other customers, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features.

Aggregate 2017 and 2016 loan transactions with related parties were as follows:

(dollars in thousands)	2017	2016
Balance, beginning	$5,112	$1,741
New loans	1,388	841
Repayments	(1,228)	(695)
Change in relationship	(503)	3,225

Balance, ending	$4,769	$5,112

The Company has accepted deposits during the ordinary course of business from certain directors and executive officers of the Company and from their affiliates and associates. The total amount of these deposits outstanding was $10.7 million, and $9.5 million at December 31, 2017 and 2016, respectively.